Prepaid Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Prepaid Expenses [Abstract]
Prepaid Expenses	7. Prepaid Expenses Prepaid expenses consist of the following (in thousands): September 30, December 31, 2021 2020Prepaid services $ 640 $ 408Prepaid bonds for German statutory costs - 142Prepaid insurance 32 21Prepaid licenses, software tools and support 19 11Other prepaid expenses 16 17 $ 707 $ 599 Prepaid services at September 30, 2021 and December 31, 2020 include approximately $0.6 million and $0.1 million, respectively of consulting services paid in shares of stock or warrants to purchase shares of stock in the future.	4. PREPAID EXPENSES Prepaid expenses consisted of the following at December 31, 2020 and 2019 (in thousands): 2020 2019Prepaid services$ 408 $ 221Prepaid bonds for German statutory costs 142 188Prepaid insurance 21 62Prepaid licenses, software tools and support 11 17Other prepaid expenses 17 17 $ 599 $ 505